Brighthouse Life Insurance Company of NY

285 Madison Avenue, Suite 1400

New York, NY 10017

April 30, 2025

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company of NY

Brighthouse Variable Annuity Account B

File Nos. 333-209059/811-08306

(Class S (offered on and after May 2, 2016) and

Class S- L Share Option (offered on and after May 2, 2016))

Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company of NY (the “Company”) and Brighthouse Variable Annuity Account B (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus dated April 28, 2025 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus contained in Post-Effective Amendment No.15 for the Account filed electronically with the Commission on April 10, 2025.

If you have any questions, please call the undersigned at (980) 949-4167.

Sincerely,

/s/ Alyson Saad
Alyson Saad
Managing Corporate Counsel Brighthouse Life Insurance Company of NY